Debt Bond (Tables)	12 Months Ended
Dec. 31, 2024
Debt Bond [Abstract]
Schedule of Debt Bond
	December 31,	December 31,
	2024	2023
Debt bond	€865,882	€-
less: current portion	(91,411)	-
	€774,471	€-